Vanguard® International Dividend Growth Fund
Schedule of Investments (unaudited)
As of July 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (96.9%)
Canada (8.0%)
Intact Financial Corp.	21,344	3,879
Canadian National Railway Co.	32,646	3,779
Bank of Nova Scotia	20,941	978
		8,636
Finland (2.5%)
Kone OYJ Class B	53,898	2,752
France (11.0%)
Capgemini SE	17,180	3,411
Schneider Electric SE	10,853	2,616
AXA SA	70,788	2,485
Vinci SA	19,425	2,217
LVMH Moet Hennessy Louis Vuitton SE	1,624	1,145
		11,874
Germany (7.8%)
Symrise AG	33,363	4,205
Merck KGaA	23,506	4,200
		8,405
Hong Kong (2.2%)
AIA Group Ltd.	352,535	2,358
Japan (14.2%)
Chugai Pharmaceutical Co. Ltd.	105,000	4,582
Keyence Corp.	6,200	2,711
KDDI Corp.	78,355	2,358
Kao Corp.	47,395	2,075
Hoya Corp.	15,360	1,925
Astellas Pharma Inc.	145,598	1,689
		15,340
Netherlands (3.1%)
Heineken NV	38,020	3,374
Spain (4.7%)
Iberdrola SA (XMAD)	205,796	2,718
Industria de Diseno Textil SA	48,298	2,347
		5,065
Sweden (2.6%)
Assa Abloy AB Class B	90,899	2,768
Switzerland (14.5%)
Sika AG (Registered)	10,985	3,335
Novartis AG (Registered)	29,642	3,309
Roche Holding AG	10,173	3,294
Nestle SA (Registered)	31,516	3,192
Chocoladefabriken Lindt & Spruengli AG	208	2,607
		15,737
United Kingdom (23.9%)
Experian plc	75,007	3,539
Unilever plc	54,071	3,313
AstraZeneca plc	19,502	3,098
Diageo plc	98,203	3,056
BAE Systems plc	168,871	2,816
Compass Group plc	89,400	2,753
Reckitt Benckiser Group plc	48,308	2,599
Smith & Nephew plc	157,815	2,274
Shell plc (XLON)	39,824	1,452

Vanguard® International Dividend Growth Fund
		Shares	Market Value ($000)
	Prudential plc (XLON)	111,540	1,007
			25,907
United States (2.4%)
	Linde plc	5,856	2,656
Total Common Stocks (Cost $98,899)			104,872
Temporary Cash Investments (2.9%)
Money Market Fund (2.9%)
[1]	Vanguard Market Liquidity Fund, 5.390% (Cost $3,132)	31,326	3,132
Total Investments (99.8%) (Cost $102,031)			108,004
Other Assets and Liabilities—Net (0.2%)			241
Net Assets (100%)			108,245
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of July 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	11,292	93,580	—	104,872
Temporary Cash Investments	3,132	—	—	3,132
Total	14,424	93,580	—	108,004